                         [MARSICO INVESTMENT FUND LOGO]


                        A REPORT OF THE PAST SIX MONTHS

                                 -------------

                                 MARCH 31, 2000



                              [MARSICO FUNDS LOGO]

                                TABLE OF CONTENTS

     Letter to the Shareholders................................................1
     Marsico Focus Fund........................................................9
       Fund Overview...........................................................9
       Schedule of Investments................................................10
       Statement of Assets and Liabilities....................................13
       Statement of Operations................................................14
       Statements of Changes in Net Assets....................................15
       Financial Highlights...................................................16
     Marsico Growth & Income Fund.............................................17
       Fund Overview..........................................................17
       Schedule of Investments................................................18
       Statement of Assets and Liabilities....................................22
       Statement of Operations................................................23
       Statements of Changes in Net Assets....................................24
       Financial Highlights...................................................25
     Marsico 21st Century Fund................................................26
       Fund Overview..........................................................26
       Schedule of Investments................................................27
       Statement of Assets and Liabilities....................................30
       Statement of Operations................................................31
       Statement of Changes in Net Assets.....................................32
       Financial Highlights...................................................33
     Notes to Financial Statements............................................34

     This report is submitted for the general information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.


                              [MARSICO FUNDS LOGO]

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                  APRIL 28, 2000



DEAR SHAREHOLDERS

The last six months have been a roller coaster ride for most investors. Despite the turbulent market, the Marsico Funds performed well compared to the S&P 500(R) Index, which is what we consider our primary equity benchmark. For the six months ended March 31, the Focus Fund's total return was 35.07%, while the Growth & Income Fund's total return was 38.78%. The S&P 500(R) Index gained 17.51% over the same period.(1) For the three months ended March 31, the Focus Fund gained 0.21%, the Growth & Income Fund gained 2.84% and the S&P 500(R) Index gained 2.29%. Please see pages 9 and 17 for the one year and inception to date average annual performance of the Focus Fund and the Growth & Income Fund. The Marsico 21st Century Fund opened on February 1; the performance for its first two months is shown in the enclosed financial statements.

MARSICO FOCUS FUND AND
MARSICO GROWTH & INCOME FUND

The last quarter of 1999 saw strong gains in the stock market. The S&P 500(R) Index gained 14.88% during the quarter. The Nasdaq Composite Index, which is characterized by its relatively large technology weighting, soared by 48.27% in the quarter, including a stunning 22% rise in the month of December. The performance of the Focus Fund and the Growth & Income Fund during the quarter was buoyed in large part by technology related holdings. QUALCOMM, the best performing stock in the S&P 500(R) Index in 1999, experienced significant appreciation in 1999, including over 50% during the last few trading days of the year. In addition to the positive impact of technology related companies such as QUALCOMM, EMC Corporation,

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]


Cisco Systems and Sun Microsystems during the last quarter 1999, companies as diverse as Citigroup, Time Warner, Tiffany & Co., Home Depot, Wal-Mart Stores, Sprint Corporation PCS, Genentech and General Electric contributed to the Funds' positive performance.(2)

The first quarter of 2000 turned out to be one of the most turbulent in history. While the S&P 500(R) Index gained 2.29% and the Nasdaq Composite Index gained 12.37% during the quarter, nearly half of all trading days resulted in a price change of at least 1% in the S&P 500(R) Index while the Nasdaq Composite Index changed by that amount or more nearly 75% of the trading days in the quarter. The S&P 500(R) Index was down nearly 7% in the first two months of 2000, then rallied to gain almost 10% in March. Market leadership continued to be narrow, with a small number of companies contributing to most of the gain in the S&P 500(R) Index. The Funds experienced good performance from companies such as Cisco Systems, EMC Corporation, Genentech and Oracle during the quarter. These gains were partially offset by losses in some holdings, including Lucent Technologies, UAL Corp., QUALCOMM and Wal-Mart Stores. Although we believe that Wal-Mart and QUALCOMM continue to have growth potential, we have sold our positions in UAL and Lucent.

As you review the investment holdings of the Focus Fund and the Growth & Income Fund at March 31, you may notice a number of new holdings. Most significant among those are Corning, Sony and Oracle. We believe that Corning is on the cutting edge of research and development in fiber optic cable, providing part of the broadband pipeline to the Internet and telecom providers. We think Sony is well positioned to become one of the strongest entertainment and electronics companies in the broadband area. Oracle has created a variety of innovative e-business solutions geared at reducing costs and increasing productivity and is now selling those solutions to other companies.

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]



Marsico 21St Century Fund

The 21st Century Fund was launched on February 1, 2000. This Fund is managed by my colleague, Jim Hillary, and can invest in companies across the market capitalization spectrum. This Fund is a logical outgrowth of our research effort. Many of the companies in the 21st Century Fund portfolio are competitors, suppliers and/or customers of the primarily large capitalization companies we follow for the Focus Fund and the Growth & Income Fund. Although the 21st Century Fund has the ability to invest in companies of all sizes, its investment philosophy and research process parallel those we apply for the Focus Fund and the Growth & Income Fund.

Investment Outlook

An integral part of our investment process is the formulation of a macroeconomic view. This analysis creates the strategic backdrop for actual portfolio construction. While the market has experienced increased volatility, including a sharp sell-off in the Nasdaq Index since mid-March, we believe the long-term prospects for U.S. stocks remain quite good.

There are a number of factors that we consider in establishing our long-term outlook.

First, we have believed for some time that we are experiencing a boom in productivity. We have observed record levels of productivity gains even after years and years of economic growth. Every day we have seen new examples of enhanced productivity related to technology in e-commerce, business to business enterprises and enhanced communications. We believe the Internet is fundamentally altering the way business is conducted and, in fact, should serve as a deflationary force over time.

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]


However, in selecting investments for the Funds, we have generally avoided pure Internet plays, particularly those companies with unproven business models and/or no earnings. Instead, we have emphasized investments in seasoned companies with established business models and strong earnings that provide the infrastructure to the Internet. In addition, many of the "old economy" companies have begun to utilize the Internet as a means of changing the way they conduct business, including improvements in the sales cycle, the procurement chain and the supply chain. We believe there is solid growth potential for these companies.

We feel that the strides made in productivity are a significant contributor to our long-held thesis that the U.S. is in a long-term lower inflation/lower interest rate environment. While the most recent CPI reading was higher than expected, we point out several mitigating factors. Oil prices have retreated substantially from their levels earlier this year. The just-released housing data suggests a slowdown in this highly important, visible area of the economy. In the universe of companies we follow, remarkably few have demonstrated the ability to raise prices (other than oil prices). Wage pressures, in our view, do not appear to be a pressing concern. The recent United Auto Workers agreement called for modest wage increases over three years. Even some companies reporting higher wage expenses are offsetting those increases with lower general and administrative costs--usually through improved productivity.

Second, we believe that interest rates should decline further over a period of time after possibly experiencing a cyclical increase. If we are right, a declining long-term interest rate environment could have positive implications for equity valuations.

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]


We are encouraged by several activities that are occurring or being discussed by the U.S. government. We are heartened by indications that the lion's share of the Federal budget surpluses are not being used for entitlement spending. Instead, the surpluses are being earmarked for reducing government debt. Last January, the U.S. Treasury announced plans to buy back $30 billion of debt, and Secretary Summers repeated that figure in a Congressional hearing during March. In addition, we believe the recent reforms in Social Security that eliminated the earnings limitations for older workers will help with inflation by increasing the labor supply. Federal Reserve Chairman Greenspan also recently alluded to increasing immigration quotas in describing inflationary pressures related to tight labor markets.

We also believe that the Nasdaq sell-off, while undeniably painful, may in fact have some healthy aspects. The sharp decline may over time contribute to a curtailing of consumer spending, which in turn would slow overall economic growth. It may also help eliminate some of the speculative excesses we have observed, including the practice known euphemistically as "day trading," record levels of margin debt, and a feverish IPO and venture capital market. With regard to the latter, we would note that in the past few years venture capitalists and the IPO market have essentially provided free capital to the market (some studies have estimated as much as $105 billion), particularly the technology sector, which has in turn helped fuel the remarkable rise in technology stock prices. We believe that as these sources of capital are reduced, it will have the effect of slowing the overall economy.

Having made these positive comments, many of which anchor our long-term view on the capital markets, we at the same time believe that a variety of

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]


other forces--perhaps shorter-term in nature--are becoming increasingly important and need to be considered as we invest shareholder assets. The U.S. continues to experience remarkably strong economic growth. Gross Domestic Product ("GDP") was 7.3% on an annualized basis in the fourth quarter 1999 and 5.4% on an annualized basis in the first quarter 2000--well above the 3.5-4% the Federal Reserve is targeting. We believe that this level of growth must slow, even taking into account productivity gains, which also are at record levels. As a result, we expect that the Federal Reserve will continue to gradually raise interest rates as a means of reigning in GDP growth. And, while it may seem counterintuitive, we believe the Nasdaq decline may work in concert with the Fed's tightening monetary policy.

As this is written, we are in the midst of first quarter 2000 corporate "earnings season." Thus far, earnings generally have been very strong--in some cases materially higher than expected by many investors. The most recent data for companies represented in the S&P 500(R) Index that have reported earnings indicate that more than 70% were better than expected. While this is clearly good news, a year from now earnings comparisons may be quite difficult given the levels we are seeing presently.

We also are seeing other "pressure points" on the U.S. stock market, including the uncertainty about Microsoft Corporation's future, reduced money supply and widening interest rate spreads.

Weighing all the available macroeconomic data and company-specific information for the universe that we follow, my team and I have determined that it is prudent to implement some changes to the holdings in the Focus and Growth & Income Funds. These are intended to increase the Funds' overall

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]


industry and sector diversification while potentially having the simultaneous effect of reducing some of the Funds' volatility. This month, we have begun to reduce our holdings in some higher multiple stocks, generally in the technology sector. In turn, we are increasing investments in companies that--in our opinion--are trading at attractive valuations and offer the potential for solid, relatively predictable earnings streams in a slower-growth economic environment. We remain optimistic about many technology companies, particularly "blue chip," proven companies that provide the infrastructure to the Internet (e.g., routers, switchers, hardware, software, storage) such as Cisco Systems, EMC Corporation, Oracle and Sun Microsystems. We have initiated investments in consumer products and pharmaceutical companies while increasing exposure to the communications sector (e.g., Sprint PCS, Vodafone)--areas that we think should be able to produce solid growth rates even if interest rates cyclically move higher. We continue to like the prospects for cable television and entertainment companies, particularly those that have completed the bulk of their capital expenditures and offer outstanding content. These include companies such as America Online and Time Warner.

As always, we strive to invest in well-managed companies with global reach, strong financial characteristics and good brand franchises--most of which are either creating the technology that is spurring productivity or taking advantage of the improvements in technology to better their businesses. We continue to find a number of exciting investment opportunities that meet our investment criteria. We believe overall valuations for the companies we follow will be reasonable and there will be room for stock appreciation.

The volatility in the stock market can create opportunities for long-term investors.

                                                                     LETTER
                                                                     TO THE
                                                                   SHAREHOLDERS
                                                                    [CONTINUED]



We appreciate having you as a shareholder in the Marsico Funds and look forward to being part of your investment program for a long time to come.



Sincerely,


/s/ THOMAS F. MARSICO
----------------------------------------
Thomas F. Marsico
Chairman and Chief Executive Officer

Sunstone Distribution Services, LLC, distributor for the Marsico Funds.


1 Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost. Because it is not diversified, the Focus Fund may take larger positions in fewer companies, thereby concentrating its holdings in what the manager believes to be his best investment ideas. Such concentration also increases the overall risk profile of the Fund. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

2 Portfolio composition is subject to change at any time and should not be considered a recommendation to purchase or sell a particular security. See the accompanying Schedules of Investments for the percent of each Fund's portfolio represented by the securities mentioned in this letter.

                                                                        FUND
                                                                      OVERVIEW


MARSICO FOCUS FUND
MARCH 31, 2000 (UNAUDITED)



The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

                                   One Year            Average Annual Since
PERFORMANCE COMPARISON        (4/1/99 - 3/31/00)  Inception (12/31/97 - 3/31/00)
--------------------------------------------------------------------------------
Marsico Focus Fund                 38.24%                        46.39%
S&P 500(R) Index                   17.94%                        23.00%

NET ASSETS
--------------------------------------------------------------------------------
3/31/00                                                     $3,331,886,848

NET ASSET VALUE
----------------------------------------
Net Asset Value Per Share        $ 23.50

TOP FIVE HOLDINGS
----------------------------------------
         Genentech, Inc.            8.03%
         Cisco Systems, Inc.        7.93
         EMC Corp.                  6.97                       [GRAPH]
         Oracle, Inc.               5.53
         Corning, Inc.              5.02

SECTOR ALLOCATION(2)
----------------------------------------
         Technology                63.20%
         Consumer Cyclical         20.48
         Financial                  9.89
         Industrial                 6.43

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (commencement of operations). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P(R) 500 Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

     The period covered by this report has been characterized by volatility in the technology sector.

                                                                     SCHEDULE
                                                                        OF
                                                                    INVESTMENTS


Marsico Focus Fund
March 31, 2000 (unaudited)


                                                         Number      Market Value     Percent of
                                                       of Shares      in Dollars      Net Assets
                                                     ------------    ------------    ------------
COMMON STOCKS

Audio/Video Products
Sony Corporation - ADR*                                   569,008   $ 159,393,366            4.78%
                                                     ------------    ------------    ------------
Cellular Telecommunications
Sprint Corporation                                      1,715,358     112,034,319            3.36
Vodafone AirTouch PLC-SP ADR                            1,832,453     101,820,670            3.06
                                                                     ------------    ------------
                                                                      213,854,989            6.42
                                                                     ------------    ------------
Computer Data Security
Entrust Technologies, Inc.*                               287,907      24,494,588            0.73
                                                     ------------    ------------    ------------
Computer Software
Adobe Systems, Inc.                                       786,268      87,521,457            2.63
Oracle Corporation*                                     2,360,941     184,300,957            5.53
                                                                     ------------    ------------
                                                                      271,822,414            8.16
                                                                     ------------    ------------
Computers - Memory Devices
EMC Corporation*                                        1,859,280     232,410,000            6.97
                                                     ------------    ------------    ------------
Computers - Micro
Sun Microsystems, Inc.*                                 1,079,474     101,150,087            3.04
                                                     ------------    ------------    ------------
Diversified Financial Services
Citigroup, Inc.                                           998,428      59,219,261            1.78
                                                     ------------    ------------    ------------
Diversified Manufacturing
Corning, Inc.                                             862,625     167,349,250            5.02
General Electric Company                                  294,696      45,733,136            1.37
                                                                     ------------    ------------
                                                                      213,082,386            6.39
                                                                     ------------    ------------

Electronic Components - Semiconductors
Applied Materials, Inc.*                                1,029,642      97,043,758            2.91
Motorola, Inc.                                            617,590      87,929,376            2.64
Texas Instruments, Inc.                                   419,997      67,199,520            2.02
                                                                     ------------    ------------
                                                                      252,172,654            7.57
                                                                     ------------    ------------
Fiber Optics
JDS Uniphase Corporation*                                 518,389      62,498,274            1.88
                                                     ------------    ------------    ------------

                                                                     SCHEDULE
                                                                        OF
                                                                    INVESTMENTS
                                                                    [CONTINUED]


Marsico Focus Fund
March 31, 2000 (unaudited)


                                                Number       Market Value       Percent of
                                               of Shares      in Dollars        Net Assets
                                             ------------   --------------     -------------
COMMON STOCKS CONTINUED
Finance - Investment Banker/Broker
Morgan Stanley Dean Witter & Co.                1,407,012   $  114,759,416             3.44%
                                             ------------   --------------     -------------
Finance - Mortgage Loan/Banker
Fannie Mae                                      2,726,699      153,888,075             4.62
                                             ------------   --------------     -------------
Hotels & Motels
Four Seasons Hotels, Inc.*                        730,196       32,904,457             0.99
                                             ------------   --------------     -------------
Internet Software
America Online, Inc.*                           1,529,559      102,862,843             3.09
                                             ------------   --------------     -------------
Medical - Biomedical/Gene
Genentech, Inc.*                                1,759,337      267,419,224             8.03
                                             ------------   --------------     -------------
Multimedia
Time Warner, Inc.                               1,513,198      151,319,800             4.54
                                             ------------   --------------     -------------
Networking Products
Cisco Systems, Inc.*                            3,415,370      264,050,793             7.93
Juniper Networks, Inc.*                           150,773       39,738,109             1.19
3Com Corporation*                               2,196,980      122,207,013             3.67
                                                            --------------     -------------
                                                               425,995,915            12.79
                                                            --------------     -------------
Printers & Related Products
Lexmark International Group, Inc.*                262,629       27,773,017             0.83
                                             ------------   --------------     -------------
Radio
Clear Channel Communications, Inc.*               494,515       34,152,442             1.02
                                             ------------   --------------     -------------
Retail - Building Products
The Home Depot, Inc.                            1,992,486      128,515,347             3.86
                                             ------------   --------------     -------------
Retail - Discount
Wal-Mart Stores, Inc.                           1,806,438      100,257,309             3.01
                                             ------------   --------------     -------------
Retail - Jewelry
Tiffany & Co.                                     866,224       72,437,982             2.17
                                             ------------   --------------     -------------
Telecommunications Equipment
Qualcomm, Incorporated*                           758,055      113,187,087             3.40
                                             ------------   --------------     -------------

Total Common Stocks
(cost $2,331,995,170)                                       $3,315,570,933            99.51
                                                            --------------     -------------

                                                                     SCHEDULE
                                                                        OF
                                                                    INVESTMENTS
                                                                    [CONTINUED]


MARSICO FOCUS FUND
MARCH 31, 2000 (UNAUDITED)


                                                  Principal/        Market Value            Percent of
                                                    Shares           in Dollars             Net Assets
                                                ---------------    ---------------          ----------
Short-Term Investments
Federal Home Loan Bank
5.90%, 4/3/00                                   $    70,776,793    $    70,776,793                2.12%
SSgA Money Market Fund                                  226,466            226,466                0.01
                                                ---------------    ---------------          ----------
Total Short-Term Investments
   (cost $71,003,259)                                                   71,003,259                2.13
                                                                   ---------------          ----------
Total Investments (cost $2,402,998,429)                              3,386,574,192              101.64
Liabilities less Cash and Other Assets                                 (54,687,344)              (1.64)
                                                                   ---------------          ----------
Net Assets                                                         $ 3,331,886,848              100.00%
                                                                   ---------------          ----------






* Non-income producing
See notes to financial statements.

                                                                    STATEMENT
                                                                    OF ASSETS
                                                                       AND
                                                                   LIABILITIES


MARSICO FOCUS FUND
MARCH 31, 2000 (UNAUDITED)


                                                                (Amounts in thousands)
                                                                ----------------------
ASSETS
Investments, at value
  (cost $2,402,998)                                                   $     3,386,574
Cash and foreign currency                                                          50
Receivable for investments sold                                                 9,666
Receivable for capital stock sold                                               5,216
Interest and dividends receivable                                                 466
Organizational expenses, net of
  accumulated amortization                                                         76
Prepaid expenses and other assets                                                 108
TOTAL ASSETS                                                                3,402,156
                                                                      ---------------
LIABILITIES
Payable for investments purchased                                              54,315
Payable for capital stock redeemed                                             12,170
Accrued investment advisory fee                                                 2,457
Accrued distribution fee                                                          741
Accrued expenses and other liabilities                                            586
Total Liabilities                                                              70,269
NET ASSETS                                                            $     3,331,887
                                                                      ---------------

NET ASSETS CONSIST OF
Paid-in-capital                                                       $     2,141,871
Accumulated net realized gain on
  investments and options written                                             202,352
Accumulated net realized gain on
  foreign currency transactions                                                 4,088
Net unrealized appreciation on investments and foreign
  currency translations                                                       983,576

NET ASSETS                                                            $     3,331,887

SHARES OUTSTANDING, $0.001 par value
(Unlimited shares authorized)                                                 141,757
NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                                      $         23.50
                                                                      ---------------

* Not in thousands.
See notes to financial statements.

                                                                     STATEMENT
                                                                         OF
                                                                     OPERATIONS


MARSICO FOCUS FUND
SIX MONTHS ENDED
MARCH 31, 2000 (UNAUDITED)


                                                              (Amounts in thousands)
                                                              ---------------------
INVESTMENT INCOME

Interest                                                              $       3,266
Dividends (net of $43 of non-reclaimable
  foreign withholding taxes)                                                  4,699
Total Investment Income                                                       7,965
                                                                      -------------
EXPENSES

Investment advisory fees                                                     12,570
Distribution fees                                                             3,697
Transfer agent fees and expenses                                              1,469
Fund administration fees                                                        190
Custody and fund accounting fees                                                174
Printing and postage expenses                                                   173
Federal and state registration fees                                             169
Trustees' fees and expenses                                                      52
Professional fees                                                                28
Amortization of organizational costs                                             13
Miscellaneous                                                                    48
Total expenses                                                               18,583
Less expenses paid indirectly                                                  (186)
Net Expenses                                                                 18,397
NET INVESTMENT LOSS                                                         (10,432)
                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                            252,933
Net realized loss on options written                                        (16,028)
Net realized gain on foreign currency transactions                              583
Change in unrealized appreciation on
  investments and foreign currency translations                             596,613
Net Gain on Investments                                                     834,101

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $     823,669
                                                                      -------------



See notes to financial statements.

                                                                   STATEMENTS
                                                                   OF CHANGES
                                                                 IN NET ASSETS


MARSICO FOCUS FUND



                                                          Six Months Ended        Year
                                                               3/31/00            Ended
(Amounts in thousands)                                       (unaudited)         9/30/99
                                                          ----------------   ---------------
OPERATIONS

Net investment loss                                       $       (10,432)   $        (7,311)
Net realized gain on investments                                  252,933             29,235
Net realized loss on options written                              (16,028)              (764)
Net realized gain on foreign currency transactions                    583              3,073
Change in unrealized appreciation/depreciation
  on investments and foreign currency translations                596,613            401,160
Net increase in net assets
  resulting from operations                                       823,669            425,393
                                                          ---------------    ---------------
DISTRIBUTIONS

Net realized gains                                                 (5,242)                --

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares                                      950,975          1,659,307
Proceeds from reinvestment of distributions                         5,128                 --
Redemption of shares                                             (700,784)          (684,816)
Net increase from capital share transactions                      255,319            974,491
TOTAL INCREASE IN NET ASSETS                                    1,073,746          1,399,884
                                                          ---------------    ---------------
NET ASSETS

Beginning of period                                             2,258,141            858,257
End of period                                             $     3,331,887    $     2,258,141
                                                          ---------------    ---------------
TRANSACTIONS IN SHARES

Shares sold                                                        43,928            103,441
Shares issued in reinvestment of distributions                        239                 --
Shares redeemed                                                   (31,935)           (43,360)
Net increase                                                       12,232             60,081
                                                          ---------------    ---------------

See notes to financial statements.

                                                                   FINANCIAL
                                                                   HIGHLIGHTS


MARSICO FOCUS FUND
FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                              Six Months              Year             12/31/97*
                                            Ended 3/31/00             Ended                to
                                             (unaudited)             9/30/99            9/30/98
                                           --------------        --------------     --------------
Net Asset Value,
Beginning of Period                        $        17.43        $        12.36     $        10.00

Income from Investment Operations
Net investment loss                                 (0.07)                (0.06)             (0.01)
Net realized and unrealized
   gains on investments                              6.18                  5.13               2.37
Total from investment operations                     6.11                  5.07               2.36

Distributions
Net realized gains                                  (0.04)                   --                 --

NET ASSET VALUE, END OF PERIOD             $        23.50        $        17.43     $        12.36

TOTAL RETURN                                        35.07%(1)             41.02%             23.60%(1)

Supplemental Data and Ratios
Net assets, end of period (000s)           $    3,331,887        $    2,258,141     $      858,257
Ratio of expenses to average
   net assets, before expenses
   paid indirectly                                   1.26%(2)              1.31%              1.56%(2)
Ratio of net investment loss to
   average net assets, net of
   expenses paid indirectly                         (0.71)%(2)            (0.43)%            (0.27)%(2)
Ratio of net investment loss to
   average net assets, before
   expenses paid indirectly                         (0.72)%(2)            (0.45)%            (0.27)%(2)
Portfolio turnover rate                               105%(1)               173%               170%(1)



* Commencement of operations.
(1) Not annualized.
(2) Annualized.
See notes to financial statements.

                                                                        FUND
                                                                      OVERVIEW

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2000 (UNAUDITED)


The Growth & Income Fund invests primarily in the common stocks of large companies that are selected for their growth potential. In addition, at least 25% of its total assets are invested in securities that have income potential.

                                   One Year            Average Annual Since
PERFORMANCE COMPARISON        (4/1/99 - 3/31/00)  Inception (12/31/97 - 3/31/00)
--------------------------------------------------------------------------------
Marsico Growth & Income Fund        43.90%                    43.77%
S&P 500(R)Index                     17.94%                    23.00%

NET ASSETS
--------------------------------------------------------------------------------
3/31/00                                              $1,152,808,434

NET ASSET VALUE
-----------------------------------------
Net Asset Value Per Share         $ 22.48

TOP FIVE EQUITY HOLDINGS
-----------------------------------------
Cisco Systems, Inc.                  6.47%
EMC Corp.                            5.95
Sony Corp.                           5.79                     [GRAPH]
Genentech, Inc.                      4.86
Time Warner, Inc.                    4.30

SECTOR ALLOCATION(2)
-----------------------------------------
Technology                          61.57%
Consumer Cyclical                   25.15
Financial                            8.12
Industrial                           2.27
Consumer Non-cyclical                2.14
Utilities                            0.75

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (commencement of operations). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The S&P(R) 500 Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. ~You cannot invest directly in an index. The period covered by this report has been characterized by volatility in the technology sector.

                                                                    SCHEDULE
                                                                       OF
                                                                  INVESTMENTS

Marsico Growth &
Income Fund
MARCH 31, 2000 (UNAUDITED)


                                                        Number       Market Value      Percent of
                                                       of Shares      in Dollars       Net Assets
                                                     -------------   -------------   -------------
COMMON AND PREFERRED STOCKS
Advertising Agencies
Omicom Group, Inc.                                         127,302   $  11,894,781            1.03%
                                                     -------------   -------------   -------------
Audio/Video Products
Sony Corporation - ADR*                                    238,263      66,743,423            5.79
                                                     -------------   -------------   -------------
Automotive Cars & Light Trucks
General Motors Corporation                                 228,055      18,885,805            1.64
                                                     -------------   -------------   -------------
Brewery
Anheuser-Busch Companies, Inc.                             168,761      10,505,372            0.91
                                                     -------------   -------------   -------------
Broadcast Services/Programming
UnitedGlobalCom Inc. - Class A*                            165,242      12,403,477            1.08
                                                     -------------   -------------   -------------
Building - Residential/Commercial
M.D.C Holdings, Inc.                                       239,956       4,304,211            0.37
                                                     -------------   -------------   -------------
Cellular Telecommunications
Sprint Corporation                                         599,326      39,143,479            3.40
Vodafone AirTouch PLC-SP ADR                               487,900      27,108,944            2.35
                                                                     -------------   -------------
                                                                        66,252,423            5.75
                                                                     -------------   -------------
Computer Data Security
Entrust Technologies, Inc.*                                 75,000       6,380,859            0.55
                                                     -------------   -------------   -------------
Computer Software
Adobe Systems, Inc.                                        179,504      19,981,039            1.73
Oracle Corporation*                                        593,389      46,321,429            4.02
                                                                     -------------   -------------
                                                                        66,302,468            5.75
                                                                     -------------   -------------
Computers - Memory Devices
EMC Corporation*                                           548,300      68,537,500            5.95
                                                     -------------   -------------   -------------
Computers - Micro
Sun Microsystems, Inc.*                                    374,686      35,109,249            3.05
                                                     -------------   -------------   -------------
Cosmetics & Toiletries
Estee Lauder Companies, Inc. - Class A                      57,837       2,895,465            0.25
                                                     -------------   -------------   -------------
Diversified Financial Services
Citigroup, Inc.                                            601,005      35,647,109            3.09
                                                     -------------   -------------   -------------
Diversified Manufacturing
Corning, Inc.                                              122,371      23,739,975            2.06
                                                     -------------   -------------   -------------
Electronic Components - Semiconductors
Applied Materials, Inc*                                    349,392      32,930,196            2.86
Broadcom Corporation - Class A*                             22,987       5,582,968            0.48
Motorola, Inc.                                              38,844       5,530,414            0.48
                                                                     -------------   -------------
                                                                        44,043,578            3.82
                                                                     -------------   -------------

                                                                    SCHEDULE
                                                                       OF
                                                                   INVESTMENTS
                                                                   [CONTINUED]


Marsico Growth &
Income Fund
MARCH 31, 2000 (UNAUDITED)

                                                        Number      Market Value    Percent of
                                                      of Shares      in Dollars     Net Assets
                                                     ------------   ------------   ------------
COMMON AND PREFERRED STOCKS continued

Electric Generation
AES Trust III Convertible Preferred,
  6.75%, 10/15/29                                         128,050   $  8,643,375           0.75%
                                                     ------------   ------------   ------------
Fiber Optics
Flag Telecom Holdings Limited*                             34,791        787,146           0.07
JDS Uniphase Corporation*                                 120,410     14,516,931           1.26
                                                                    ------------   ------------
                                                                      15,304,077           1.33
                                                     ------------   ------------   ------------
Finance - Investment Banker/Broker
Morgan Stanley Dean Witter & Co.                          369,964     30,175,189           2.62
                                                     ------------   ------------   ------------
Finance - Mortgage Loan/Banker
Fannie Mae                                                325,963     18,396,537           1.60
                                                     ------------   ------------   ------------
Hotels & Motels
Four Seasons Hotels, Inc.*                                345,914     15,587,750           1.35
                                                     ------------   ------------   ------------
Internet Software
America Online, Inc.*                                     517,500     34,801,875           3.02
Commerce One, Inc.*                                        32,172      4,801,671           0.42
                                                                    ------------   ------------
                                                                      39,603,546           3.44
                                                     ------------   ------------   ------------
Medical - Biomedical/Gene
Genentech, Inc.*                                          368,323     55,985,096           4.86
                                                     ------------   ------------   ------------
Medical - Wholesale Drug Distributors
Priority Healthcare Corporation - Class B*                176,087      8,848,372           0.77
                                                     ------------   ------------   ------------
Multimedia
Comcast Corporation - Class A                             353,733     15,343,169           1.33
Time Warner, Inc.                                         495,658     49,565,800           4.30
                                                                    ------------   ------------
                                                                      64,908,969           5.63
                                                     ------------   ------------   ------------
Networking Products
Cisco Systems, Inc.*                                      965,472     74,643,054           6.47
Juniper Networks, Inc.*                                    51,530     13,581,376           1.18
3Com Corporation*                                         600,484     33,401,921           2.90
                                                                    ------------   ------------
                                                                     121,626,351          10.55
                                                     ------------   ------------   ------------
Printers & Related Products
Lexmark International Group, Inc.*                         10,000      1,057,500           0.09
                                                     ------------   ------------   ------------

                                                                    SCHEDULE
                                                                       OF
                                                                   INVESTMENTS
                                                                   [CONTINUED]


Marsico Growth &
Income Fund
MARCH 31, 2000 (UNAUDITED)

                                                 Number        Market Value      Percent of
                                                of Shares       in Dollars       Net Assets
                                             --------------   --------------   --------------
 COMMON AND PREFERRED STOCKS continued
 Radio
 Clear Channel Communications, Inc.*                247,660   $   17,104,019             1.48%
                                             --------------   --------------   --------------
 Retail - Building Products
 The Home Depot, Inc.                               489,492       31,572,234             2.74
                                             --------------   --------------   --------------
 Retail - Discount
 Wal-Mart Stores, Inc.                              453,795       25,185,622             2.18
                                             --------------   --------------   --------------
 Retail - Jewelry
 Tiffany & Co.                                      231,927       19,394,895             1.68
                                             --------------   --------------   --------------
 Satellite Telecommunications
 General Motors Class H*                            138,015       17,182,868             1.49
                                             --------------   --------------   --------------
 Super-Regional Banks U.S.
 Northern Trust Corporation                         130,320        8,804,745             0.76
                                             --------------   --------------   --------------
 Telecommunications Equipment
 QUALCOMM, Incorporated*                            314,094       46,898,160             4.07
                                             --------------   --------------   --------------
Total Common and Preferred Stocks
    (cost $682,210,296)                                       $1,019,925,000            88.48
                                                              --------------   --------------


                                            Principal Amount   Market Value      Percent of
                                               in Dollars       in Dollars       Net Assets
                                            ----------------  --------------   --------------
CORPORATE BONDS
Building - Residential/Commercial
M.D.C. Holdings, Inc.,
    8.375%, 2/1/08                           $    2,700,000        2,268,000             0.20
                                            ----------------  --------------   --------------
Cellular Telecommunications
Nextel Communications, Inc.,
    5.25%, 1/15/10(1)                            17,635,000       21,018,804             1.82
                                            ----------------  --------------   --------------
Computers - Integrated Systems
Redback Networks, Inc.,
    5.00%, 4/1/07(1)                              1,825,000        1,761,125             0.15
                                            ----------------  --------------   --------------
Drug Delivery Systems
Alkermes, Inc.,
    3.75%, 2/15/07(1)                             2,700,000        2,268,000             0.20
                                            ----------------  --------------   --------------

                                                                   SCHEDULE
                                                                      OF
                                                                  INVESTMENTS
                                                                  [CONTINUED]

Marsico Growth &
Income Fund
MARCH 31, 2000 (UNAUDITED)

                                                Principal Amount   Market Value        Percent of
                                                  in Dollars        in Dollars         Net Assets
                                                ----------------  ---------------    ---------------
CORPORATE BONDS continued
Enterprise Software Services
BEA Systems, Inc.,
  4.00%, 12/15/06(1)                            $     8,220,000   $    10,151,700               0.88%
                                                                  ---------------    ---------------
i2 Technologies, Inc.,
  5.25%, 12/15/06(1)                                  9,225,000        16,051,500               1.39
                                                                  ---------------    ---------------
                                                                       26,203,200               2.27
                                                ---------------   ---------------    ---------------
Medical - Biomedical/Gene
Alexion Pharmaceuticals, Inc.,
  5.75%, 3/15/07(1)                                  12,036,000         9,428,160               0.82
                                                ---------------   ---------------    ---------------
Networking Products
Juniper Networks, Inc.,
  4.75%, 3/15/07                                     49,087,000        51,408,815               4.46
                                                ---------------   ---------------    ---------------
Telecommunications Services
Level 3 Communications, Inc.,
  6.00%, 9/15/09                                      6,300,000        10,997,469               0.95
                                                ---------------   ---------------    ---------------
Total Corporate Bonds (cost $109,652,133)                             125,353,573              10.87
                                                                  ---------------    ---------------




                                                Principal Amount    Market Value        Percent of
                                                   in Dollars        in Dollars         Net Assets
                                                ----------------  ---------------    ---------------
SHORT-TERM INVESTMENTS
Federal Home Loan Bank,
  5.90%, 4/3/00                                       5,998,033         5,998,033               0.52
SSgA  Money Market Fund                                  10,892            10,892                 --
                                                ---------------   ---------------    ---------------

Total Short-Term Investments
  (cost $6,008,925)                                                     6,008,925               0.52
                                                                  ---------------    ---------------
Total Investments (cost $797,871,354)                               1,151,287,498              99.87
                                                                  ---------------    ---------------
Cash and Other Assets less Liabilities                                  1,520,936               0.13
                                                                  ---------------    ---------------
NET ASSETS                                                        $ 1,152,808,434             100.00%
                                                                  ===============    ===============


 *  Non-income producing

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, the value of those securities amounted to approximately $60,679,289 or 5.3% of net assets.

 See notes to financial statements.

                                                                     STATEMENT
                                                                     OF ASSETS
                                                                        AND
                                                                    LIABILITIES

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2000 (UNAUDITED)

                                                                             (Amounts in thousands)

ASSETS
Investments, at value
  (cost $797,871)                                                                 $     1,151,287
Cash and foreign currency                                                                      16
Receivable for investments sold                                                               321
Receivable for capital stock sold                                                           2,666
Interest and dividends receivable                                                             858
Organizational expenses, net of
  accumulated amortization                                                                     76
Prepaid expenses and other assets                                                              37
                                                                                  ---------------
Total Assets                                                                      $     1,155,261
                                                                                  ===============

LIABILITIES
Payable for capital stock redeemed                                                          1,058
Accrued investment advisory fee                                                               838
Accrued distribution fee                                                                      311
Accrued expenses and other liabilities                                                        246
                                                                                  ---------------
Total Liabilities                                                                           2,453
                                                                                  ---------------
NET ASSETS                                                                        $     1,152,808
                                                                                  ===============

NET ASSETS CONSIST OF
Paid-in-capital                                                                   $       757,419
Accumulated net realized gain on investments
   and options written                                                                     41,495
Accumulated net realized gain on foreign currency transactions                                478
Net unrealized appreciation on investments and foreign
   currency translations                                                                  353,416
                                                                                  ---------------
NET ASSETS                                                                        $     1,152,808
                                                                                  ===============

Shares Outstanding, $0.001 par value
  (Unlimited shares authorized)                                                            51,278
                                                                                  ---------------
NET ASSET VALUE, REDEMPTION PRICE,
   AND OFFERING PRICE PER SHARE
   (NET ASSETS/SHARES OUTSTANDING)*                                               $         22.48
                                                                                  ===============

* Not in thousands.

See notes to financial statements.

                                                                       STATEMENT
                                                                           OF
                                                                      OPERATIONS


MARSICO GROWTH &
INCOME FUND
SIX MONTHS ENDED
MARCH 31, 2000 (UNAUDITED)

                                                                 (Amounts in thousands)

INVESTMENT INCOME
Interest                                                              $         1,939
Dividends (net of $14 of non-reclaimable
  foreign withholding taxes)                                                    1,562
                                                                      ---------------
Total Investment Income                                                         3,501
                                                                      ---------------

EXPENSES
Investment advisory fees                                                        4,091
Distribution fees                                                               1,203
Transfer agent fees and expenses                                                  442
Fund administration fees                                                          118
Federal and state registration fees                                                88
Custody and fund accounting fees                                                   76
Printing and postage expenses                                                      54
Trustees' fees and expenses                                                        52
Professional fees                                                                  28
Amortization of organizational costs                                               13
Miscellaneous                                                                      15
                                                                      ---------------
Total expenses                                                                  6,180
Less expenses paid indirectly                                                     (30)
                                                                      ---------------
Net Expenses                                                                    6,150
                                                                      ---------------
NET INVESTMENT LOSS                                                            (2,649)
                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments                                               52,152
Net realized loss on options written                                           (4,345)
Net realized gain on foreign currency transactions                                422
Change in unrealized appreciation on
  investments and foreign currency translations                               246,211
                                                                      ---------------
Net Gain on Investments                                                       294,440
                                                                      ---------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                        $       291,791
                                                                      ===============

See notes to financial statements.

                                                                     STATEMENTS
                                                                     OF CHANGES
                                                                   IN NET ASSETS

MARSICO GROWTH &
INCOME FUND


                                                                         SIX MONTHS                         YEAR
                                                                        ENDED 3/31/00                       ENDED
(AMOUNTS IN THOUSANDS)                                                  (UNAUDITED)                        9/30/99
                                                                       ---------------                 ---------------
OPERATIONS
Net investment loss                                                    $        (2,649)                $        (2,348)
Net realized gain on investments                                                52,152                          19,293
Net realized loss on options written                                            (4,345)                           (264)
Net realized gain on foreign currency transactions                                 422                              --
Change in unrealized appreciation/depreciation
   on investments and foreign currency translations                            246,211                         110,403
                                                                       ---------------                 ---------------
Net increase in net assets
   resulting from operations                                                   291,791                         127,084
                                                                       ---------------                 ---------------

DISTRIBUTIONS
Net realized gains                                                              (5,226)                             --
                                                                       ---------------                 ---------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares                                                   375,819                         512,070
Proceeds from reinvestment of distributions                                      5,019                              --
Redemption of shares                                                          (203,085)                       (214,183)
                                                                       ---------------                 ---------------
Net increase from capital share transactions                                   177,753                         297,887
                                                                       ---------------                 ---------------
TOTAL INCREASE IN NET ASSETS                                                   464,318                         424,971
                                                                       ---------------                 ---------------

NET ASSETS
Beginning of period                                                            688,490                         263,519
End of period                                                          $     1,152,808                 $       688,490
                                                                       ===============                 ===============

TRANSACTIONS IN SHARES
Shares sold                                                                     18,508                          32,231
Shares issued in reinvestment of distributions                                     250                              --
Shares redeemed                                                                 (9,749)                        (12,795)
                                                                       ---------------                 ---------------
Net increase                                                                     9,009                          19,436
                                                                       ===============                 ===============

See notes to financial statements.

                                                                       FINANCIAL
                                                                      HIGHLIGHTS


MARSICO GROWTH &
INCOME FUND

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                        SIX MONTHS                     YEAR                 12/31/97*
                                                       ENDED 3/31/00                   ENDED                   to
                                                        (UNAUDITED)                   9/30/99                9/30/98
                                                       -------------               -------------           ------------

NET ASSET VALUE,
  BEGINNING OF PERIOD                                  $       16.29               $       11.54          $       10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                            (0.05)                      (0.06)                 (0.01)
Net realized and unrealized
  gains on investments                                          6.35                        4.81                   1.55
                                                       -------------               -------------           ------------
Total from investment operations                                6.30                        4.75                   1.54
                                                       -------------               -------------           ------------

DISTRIBUTIONS
Net realized gains                                             (0.11)                         --                     --
                                                       -------------               -------------           ------------

NET ASSET VALUE, END OF PERIOD                         $       22.48               $       16.29          $       11.54
                                                       =============               =============           ============

TOTAL RETURN                                                   38.78%(1)                   41.16%                 15.40%(1)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)                       $   1,152,808               $     688,490          $     263,519
Ratio of expenses to average net assets,
  less waivers and before expenses
  paid indirectly                                               1.28%(2)                    1.43%                  1.51%(2)
Ratio of net investment loss to average
  net assets, net of waivers and expenses
  paid indirectly                                              (0.55)%(2)                  (0.46)%                (0.14)%(2)
Ratio of expenses to average net assets,
  before waivers and expenses paid indirectly                   1.28%(2)                    1.43%                  1.78%(2)
Ratio of net investment loss to average
  net assets, before waivers and expenses
  paid indirectly                                              (0.56)%(2)                  (0.47)%                (0.41)%(2)
Portfolio turnover rate                                           73%(1)                     137%                   141%(1)


 *  Commencement of operations.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

                                                                          FUND
                                                                        OVERVIEW
MARSICO 21ST
CENTURY FUND
MARCH 31, 2000


The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON                                 Since Inception (1/31/00)
--------------------------------------------------------------------------------
Marsico 21st Century Fund                                        28.10%(1)
S&P 500(R) Index                                                  7.70%

NET ASSETS
--------------------------------------------------------------------------------
3/31/00                                              $166,510,030

NET ASSET VALUE
------------------------------------
Net Asset Value Per Share     $12.83                 Growth of $10,000(2)
                                                     o Marsico 21st Century Fund
TOP FIVE HOLDINGS                                    o S&P 500(R) Index
------------------------------------
Titan Corporation               9.19%                [GRAPH]
Ciena Corporation               4.85
QUALCOMM, Incorporated          4.48
Advanced Micro Devices, Inc.    3.77
Sycamore Networks, Inc.         3.48

SECTOR ALLOCATION(3)
------------------------------------
Technology                     74.83%
Industrial                     12.10
Consumer Cyclical               6.44
Financial                       2.83
Energy                          2.35
Consumer Non-cyclical           1.45

(1) The performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. The Fund achieved its short-term performance through investments in favorable markets, new security issuances and investments in technology issuers, which may not be sustainable.

(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (commencement of operations). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost. The S&P(R) 500 Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The period covered by this report has been characterized by volatility in the technology sector.

                                                                       SCHEDULE
                                                                          OF
                                                                     INVESTMENTS
MARSICO 21ST
CENTURY FUND
MARCH 31, 2000 (UNAUDITED)

                                            Number      Market Value    Percent of
                                           of Shares     in Dollars     Net Assets
                                         ------------   ------------   ------------
COMMON STOCKS

AEROSPACE/DEFENSE
Titan Corporation*                            300,000   $ 15,300,000           9.19%
                                         ------------   ------------   ------------
AUDIO/VIDEO PRODUCTS
Sony Corporation - ADR*                        15,737      4,408,327           2.65
                                         ------------   ------------   ------------
AUTOMOTIVE CARS & LIGHT TRUCKS
Ford Motor Company                             40,000      1,837,500           1.10
                                         ------------   ------------   ------------
CELLULAR TELECOMMUNICATIONS
Alamosa PCS Holdings*                          85,000      3,208,750           1.93
Vodafone AirTouch PLC-SP ADR                   18,000      1,000,125           0.60
                                                        ------------   ------------
                                                           4,208,875           2.53
                                         ------------   ------------   ------------
COMPUTER DATA SECURITY
Entrust Technologies, Inc.*                    57,000      4,849,453           2.91
                                         ------------   ------------   ------------
COMPUTER INTEGRATED SYSTEMS
Psion PLC                                      43,870      2,880,427           1.73
                                         ------------   ------------   ------------
COMPUTER SOFTWARE
Adobe Systems, Inc.                            29,964      3,335,368           2.01
Oracle Corporation*                            50,000      3,903,125           2.34
                                                        ------------   ------------
                                                           7,238,493           4.35
                                         ------------   ------------   ------------
COMPUTERS - MEMORY DEVICES
EMC Corporation*                               19,000      2,375,000           1.43
Veritas Software*                              20,000      2,600,000           1.56
                                                        ------------   ------------
                                                           4,975,000           2.99
                                         ------------   ------------   ------------
Diversified Manufacturing
Corning Inc.                                   21,437      4,158,778           2.50
                                         ------------   ------------   ------------
ELECTRONIC COMPONENTS - MISCELLANEOUS
Blonder Tongue Labs, Inc.*                    100,000        737,500           0.44
Learnout & Hauspie Company*                    30,000      3,315,000           1.99
                                                        ------------   ------------
                                                           4,052,500           2.43
                                         ------------   ------------   ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS
Advanced Micro Devices, Inc.*                 110,000      6,276,875           3.77
Applied Materials, Inc.*                       49,174      4,634,649           2.78
Broadcom Corporation - Class A*                 8,602      2,089,211           1.26
Motorola, Inc.                                 40,000      5,695,000           3.42
SDL, Inc.*                                     10,000      2,128,750           1.28
Texas Instruments, Inc.                        30,000      4,800,000           2.88
Xilinx, Inc.*                                  40,000      3,312,500           1.99
                                                        ------------   ------------
                                                          28,936,985          17.38
                                         ------------   ------------   ------------

                                                                       SCHEDULE
                                                                          OF
                                                                     INVESTMENTS
                                                                     (CONTINUED)
MARSICO 21ST
CENTURY FUND
MARCH 31, 2000 (UNAUDITED)

                                          Number      Market Value    Percent of
                                         of Shares     in Dollars     Net Assets
                                       ------------   ------------   ------------
COMMON STOCKS continued

ELECTRONIC MEASURING INSTRUMENTS
Agilent Technologies, Inc.*                  50,000   $  5,200,000           3.12%
                                       ------------   ------------   ------------
ENTERPRISE SOFTWARE SERVICES
Novell, Inc.*                               120,000      3,435,000           2.06
                                       ------------   ------------   ------------
FIBER OPTICS
Ciena Corporation*                           64,000      8,072,000           4.85
Sycamore Networks, Inc.*                     45,000      5,805,000           3.48
                                                      ------------   ------------
                                                        13,877,000           8.33
                                       ------------   ------------   ------------
FINANCE - INVESTMENT BANKER/BROKER
Morgan Stanley Dean Witter & Company         57,575      4,695,960           2.82
                                       ------------   ------------   ------------
INSTRUMENTS - SCIENTIFIC
PE Corporation*                              45,000      4,342,500           2.61
Perkinelmer, Inc.                            35,000      2,327,500           1.40
                                                      ------------   ------------
                                                         6,670,000           4.01
                                       ------------   ------------   ------------
INTERNET CONTENT
Doubleclick, Inc.*                           35,000      3,276,875           1.97
                                       ------------   ------------   ------------
INTERNET SOFTWARE
America Online, Inc.*                        55,000      3,698,750           2.22
                                       ------------   ------------   ------------
MEDICAL - BIOMEDICAL/GENE
Genentech, Inc.*                             35,000      5,320,000           3.19
Intermune Pharmaceuticals, Inc.*             35,000        697,813           0.42
                                                      ------------   ------------
                                                         6,017,813           3.61
                                       ------------   ------------   ------------
MEDICAL INSTRUMENTS
Cytyc Corporation*                           50,000      2,412,500           1.45
                                       ------------   ------------   ------------
NETWORKING PRODUCTS
3Com Corporation*                            50,625      2,816,016           1.69
Fibernet Group PLC*                          69,000      2,423,554           1.46
                                                      ------------   ------------
                                                         5,239,570           3.15
                                       ------------   ------------   ------------
OIL - FIELD SERVICES
Halliburton Company                          95,000      3,895,000           2.34
                                       ------------   ------------   ------------
PRINTERS & RELATED PRODUCTS
Lexmark International Group, inc.*           33,000      3,489,750           2.10
                                       ------------   ------------   ------------

                                                                       SCHEDULE
                                                                          OF
                                                                     INVESTMENTS
                                                                     (CONTINUED)
MARSICO 21ST
CENTURY FUND
MARCH 31, 2000 (UNAUDITED)

                                        Number      Market Value    Percent of
                                       of Shares     in Dollars     Net Assets
                                     ------------   ------------   ------------
COMMON STOCKS continued

RETAIL - DISCOUNT
Wal-Mart Stores, Inc.                      60,000   $  3,330,000           2.00%
                                     ------------   ------------   ------------
RETAIL - JEWELRY
Tiffany & Co.                              13,216      1,105,188           0.66
                                     ------------   ------------   ------------
TELECOMMUNICATIONS EQUIPMENT
Ericsson L M TEL - ADR                     30,000      2,814,375           1.69
QUALCOMM, Incorporated*                    50,000      7,465,625           4.48
                                                    ------------   ------------
                                                      10,280,000           6.17
                                     ------------   ------------   ------------
TELECOMMUNICATIONS SERVICES
Leap Wireless International, Inc.*         35,000      3,454,062           2.07
Sonera Group PLC - ADR                     45,000      2,986,875           1.80
                                                    ------------   ------------
                                                       6,440,937           3.87
                                     ------------   ------------   ------------
TOTAL COMMON STOCKS
  (COST $158,842,087)                                165,910,681          99.64
                                                    ============   ============

                                          Principal/     Market Value       Percent of
                                            Shares        in Dollars        Net Assets
                                        -------------    -------------     -------------
SHORT-TERM INVESTMENTS

Federal Home Loan Bank
    5.90%, 4/3/00                       $   2,299,246        2,299,246              1.38
SSgA Money Market Fund                         79,141           79,141              0.05
                                        -------------    -------------     -------------

Total Short-Term Investments
  (COST $2,378,387)                                          2,378,387              1.43
                                        -------------    -------------     -------------

Total Investments (cost $161,220,474)                      168,289,068            101.07
Liabilities less Other Assets                               (1,779,038)            (1.07)
                                        -------------    -------------     -------------

NET ASSETS                                               $ 166,510,030            100.00%
                                                         =============     =============


* Non-income producing
See notes to financial statements.

                                                                      STATEMENT
                                                                      OF ASSETS
                                                                         AND
                                                                     LIABILITIES
MARSICO 21ST
CENTURY FUND
MARCH 31, 2000 (UNAUDITED)

                                                                 (Amounts in thousands)
                                                                 ----------------------
 ASSETS

 Investments, at value
    (cost $161,220)                                              $              168,289
 Receivable for investments sold                                                  4,507
 Receivable for capital stock sold                                                  883
 Interest and dividends receivable                                                   21
 Prepaid expenses and other assets                                                    5
                                                                 ----------------------
 Total Assets                                                                   173,705
                                                                 ======================

 LIABILITIES

 Payable for investments purchased                                                6,674
 Payable for capital stock redeemed                                                 316
 Accrued investment advisory fee                                                    117
 Accrued distribution fee                                                            32
 Accrued expenses and other liabilities                                              56
                                                                 ----------------------
 Total Liabilities                                                                7,195
                                                                 ----------------------
 NET ASSETS                                                      $              166,510
                                                                 ======================

 NET ASSETS CONSIST OF

Paid-in-capital                                                  $              157,812
Accumulated net realized gain on investments                                      1,629
Accumulated net realized gain on foreign currency transactions                       --
Net unrealized appreciation on investments and foreign
    currency translations                                                         7,069
                                                                 ----------------------
NET ASSETS                                                       $              166,510
                                                                 ======================

SHARES OUTSTANDING, $0.001 par value
    (UNLIMITED SHARES AUTHORIZED)                                                12,982
                                                                 ----------------------
NET ASSET VALUE, REDEMPTION PRICE,
    AND OFFERING PRICE PER SHARE
    (NET ASSETS/SHARES OUTSTANDING)*                             $                12.83
                                                                 ======================


*  Not in thousands.
See notes to financial statements.

                                                                      STATEMENT
                                                                          OF
                                                                      OPERATIONS
MARSICO 21ST
CENTURY FUND
FOR THE PERIOD FEBRUARY 1, 2000*
MARCH 31, 2000 (UNAUDITED)

                                                  (Amounts in thousands)
                                                  ----------------------
INVESTMENT INCOME

Interest                                          $                  121
Dividends (net of $1 of non-reclaimable
  foreign withholding taxes)                                          29
                                                  ----------------------
Total Investment Income                                              150
                                                  ----------------------

EXPENSES

Investment advisory fees                                             152
Distribution fees                                                     45
Transfer agent fees and expenses                                      21
Trustees' fees and expenses                                           17
Fund administration fees                                              15
Federal and state registration fees                                   12
Professional fees                                                     10
Custody and fund accounting fees                                       3
Printing and postage expenses                                          2
Miscellaneous                                                          1
                                                  ----------------------
Total expenses                                                       278
Less waiver of fees                                                  (10)
                                                  ----------------------
NET EXPENSES                                                         268
                                                  ----------------------
NET INVESTMENT LOSS                                                 (118)
                                                  ----------------------

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                   1,735
Change in unrealized appreciation on
  investments and foreign currency translations                    7,069
                                                  ----------------------
Net Gain on Investments                                            8,804
                                                  ----------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $                8,686
                                                  ======================


* Commencement of operations.
See notes to financial statements.

                                                           STATEMENT
                                                           OF CHANGES
                                                         IN NET ASSETS
Marsico 21st
Century Fund



                                                       2/1/00* to 3/31/00
(Amounts in thousands)                                     (unaudited)
                                                       ------------------
OPERATIONS

Net investment loss                                    $             (118)
Net realized gain on investments                                    1,735
Change in unrealized appreciation/depreciation
   on investments and foreign currency translations                 7,069
                                                       ------------------
Net increase in net assets resulting from operations                8,686
                                                       ------------------

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares                                      168,519
Redemption of shares                                              (10,695)
                                                       ------------------
Net increase from capital share transactions                      157,824
                                                       ------------------
TOTAL INCREASE IN NET ASSETS                                      166,510
                                                       ------------------

NET ASSETS

Beginning of period                                                    --
End of period                                          $          166,510
                                                       ==================

TRANSACTIONS IN SHARES

Shares sold                                                        13,783
Redemption of shares                                              (10,695)
                                                       ------------------
Shares redeemed                                                      (801)
                                                       ------------------
Net increase                                                       12,982
                                                       ==================


*  Commencement of operations.
See notes to financial statements.

                                                                    FINANCIAL
                                                                    HIGHLIGHTS



Marsico 21st
Century Fund
FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                 2/1/00* to 3/31/00
           (Amounts in thousands)                                   (unaudited)
                                                                 ------------------
           NET ASSET VALUE, BEGINNING OF PERIOD                  $            10.00

           INCOME FROM INVESTMENT OPERATIONS
           Net investment loss                                                (0.01)
           Net realized and unrealized gains on investments                    2.84
                                                                 ------------------
           Total from investment operations                                    2.83
                                                                 ------------------

           NET ASSET VALUE, END OF PERIOD                        $            12.83
                                                                 ==================

           TOTAL RETURN                                                       28.10%(1)

           SUPPLEMENTAL DATA AND RATIOS

           Net assets, end of period (000s)                      $          166,510
           Ratio of expenses to average net assets, less
              waivers and before expenses paid indirectly                      1.50%(2)
           Ratio of net investment loss to average net assets,
              net of waivers and expenses paid indirectly                    (0.66)%(2)
           Ratio of expenses to average net assets, before
              waivers and expenses paid indirectly                             1.56%(2)
           Ratio of net investment loss to average net assets,
              before waivers and expenses paid indirectly                    (0.72)%(2)
           Portfolio turnover rate                                               59%(1)


 *  Commencement of operations.
(1) Not annualized.
(2) Annualized.
See notes to financial statements.

                                                                      NOTES TO
                                                                      FINANCIAL
                                                                      STATEMENTS

MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)

1.   ORGANIZATION

     The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Business Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth & Income Fund and the 21st Century Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth & Income Fund and 21st Century Fund are diversified funds. The Focus and Growth & Income Funds commenced operations on December 31, 1997 and the 21st Century Fund commenced operations on February 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (a) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Trustees.

     (b) ORGANIZATION COSTS - Costs incurred by the Focus and Growth & Income Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


          be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption. Organizational costs of the 21st Century Fund were paid by Marsico Capital Management.

     (c) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Expenses Paid Indirectly in the Statement of Operations.

          Banc of America Securities is an affiliate of Marsico Capital Management, LLC through a degree of common ownership and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2000, brokerage commissions paid to Banc of America Securities were $217,418, $35,564 and $500 for the Focus Fund, Growth & Income Fund and 21st Century Fund, respectively. Also, brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $163,172 and $22,184 for the Focus Fund and Growth & Income Fund, respectively, for the six months ended March 31, 2000.

     (d) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes.

     (e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and Post-October capital losses. Accordingly, at March 31, 2000, reclassifications were recorded to decrease undistributed net investment loss by $10,432, $2,649 and $118, decrease accumulated net realized gain on investments and

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


          foreign currency transactions by $10,425, $2,641 and $106 and decrease paid-in-capital by $7, $8 and $12 for the Focus, Growth & Income and 21st Century Funds, respectively.

     (f) FOREIGN CURRENCY TRANSLATION - The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year end. Net unrealized appreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year end, resulting from changes in the exchange rates and changes in market prices of securities held.

     (g) FORWARD CURRENCY CONTRACTS AND FUTURES CONTRACTS - The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     (h) OPTIONS CONTRACTS - The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

          The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


          expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in call options written for the six months ended March 31, 2000, for the Funds, were as follows:

FOCUS FUND                              NUMBER
                                     OF CONTRACTS     PREMIUMS
                                     ------------    ----------

Options outstanding at 9/30/99              --               --
Options written                          4,058        7,396,613
Options terminated in closing
  purchase transactions                 (4,058)      (7,396,613)
Options exercised                           --               --
Options expired                             --               --
Options outstanding at 3/31/00              --               --

          The Fund did not write put options during the six months ended March 31, 2000.

GROWTH & INCOME FUND                       NUMBER
                                         OF CONTRACTS     PREMIUMS
                                         ------------    ----------

Options outstanding at 9/30/99                  --               --
Options written                              1,136        2,070,235
Options terminated in closing
  purchase transactions                     (1,136)      (2,070,235)
Options exercised                               --               --
Options expired                                 --               --
Options outstanding at 3/31/00                  --               --

          The Fund did not write put options during the six months ended March 31, 2000.

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


          (i) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

     3.   INVESTMENT ADVISORY AGREEMENT

          The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth & Income and 21st Century Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus Fund's average net assets and 1.50% of the Growth & Income and 21st Century Funds' average net assets until January 1, 2001. This fee waiver is voluntary and may be terminated at any time. The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations.

     4.   SERVICE AND DISTRIBUTION PLAN

          The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

                                                                     NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     (CONTINUED)


MARSICO FUNDS
MARCH 31, 2000 (UNAUDITED)


5.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended March 31, 2000, were as follows:

                                    FOCUS           GROWTH &        21ST CENTURY
(AMOUNTS IN THOUSANDS)              FUND           INCOME FUND          FUND
                                 -----------       -----------      ------------

PURCHASES
   U.S. Government                        --                --                --
                                 -----------       -----------       -----------
   Other                         $ 3,235,680       $   854,192       $   210,724
                                 -----------       -----------       -----------
SALES
   U.S. Government                        --                --                --
                                 -----------       -----------       -----------
   Other                         $ 3,005,613       $   674,735       $    53,617
                                 -----------       -----------       -----------

     As of March 31, 2000, gross unrealized appreciation and depreciation on investments, based on cost (in thousands) for federal income tax purposes of $2,427,087, $801,236 and $161,373, were as follows:

                                   FOCUS             GROWTH &       21ST CENTURY
(AMOUNTS IN THOUSANDS)             FUND            INCOME FUND          FUND
                                 -----------       -----------      ------------

Unrealized Appreciation          $ 1,014,851       $   369,492       $    13,809
                                 -----------       -----------       -----------
(Unrealized Depreciation)            (55,314)          (19,425)           (6,893)
                                 -----------       -----------       -----------
Net Unrealized Appreciation
   on Investments                $   959,537       $   350,067       $     6,916
                                 -----------       -----------       -----------

USE THIS QUICK INVESTMENT SLIP

TO ADD TO YOUR MARSICO FUNDS ACCOUNT


Account Number

Name on Account

Street

City, State, Zip Code

(      )               (      )
Daytime Telephone      Evening Telephone

Social Security Number or Taxpayer Identification Number

Customer Signature


Enclosed is my check in the amount of $__________ made payable to the Marsico Investment Fund.

PLEASE ADD TO THE FOLLOWING MARSICO FUNDS:

Marsico Focus Fund                 $

Marsico Growth & Income Fund       $

Marsico 21st Century Fund          $

Total                              $

PLEASE RETURN THIS FORM TO:

Marsico Funds
Sunstone Financial Group, Inc. - Transfer Agent
P.O. Box 3210, Milwaukee, WI 53201-3210

If you have any questions or would like to request a New Account Application, please call us at 888-860-8686.

PLEASE NOTE THAT THIS FORM IS FOR EXISTING MARSICO FUNDS ACCOUNT HOLDERS ONLY.

Additional investments will receive the appropriate Fund's next calculated net asset value after receipt and acceptance by the Marsico Funds of your order. This material must be preceded or accompanied by a prospectus.

SUNSTONE DISTRIBUTION SERVICES, LLC, DISTRIBUTOR

                              [Marsico Funds LOGO]

                    P.O. Box 3210, Milwaukee, WI 53201-3210

                              www.marsicofunds.com
                                 888-860-8686


Sunstone Distribution Services, LLC Distributor                        MA4100300